SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stock option activity
Expiry Date		Exercise Price	January 1, 2019	Granted	Exercised	Cancelled	December 31, 2019

February 14, 2027	$	US0.006	—	10,000,000	—	—	10,000,000